Convertible Debentures:	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
Convertible Debentures:

Note 9 – Convertible Debentures:

On June 29, 2011, The Company entered into a Note Purchase Agreement with JMJ Financial in which the Company issued to JMJ Financial convertible promissory notes in the amount of $1,850,000. These notes are convertible into shares of the Company’s common stock based on 80% of the lowest trade price in the 25 days pervious to the conversion. The Notes have a maturity of three years and each bear an 8% one-time original issue discount interest charge, payable on issuance. As of June 30, 2011 the Company has issued and received $467,870 less the original issue interest charge of $37,840.